DIVIDENDS PAID AND PROPOSED (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Subclassifications of assets, liabilities and equities [abstract]
Dividends declared, per share (in dollars per share) | $ / shares	$ 0
Dividends recognised as distributions to non-controlling interests | $	$ 30